Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Summary of Residential Mortgage Banking Activities
The following tables summarize residential mortgage banking activities. BB&T manages its own residential mortgage loans, including PCI loans.

	December 31,
	2016	2015
	(Dollars in millions)
UPB of residential mortgage and home equity loan servicing portfolio	$121,639	$122,169
UPB of residential mortgage loans serviced for others (primarily agency conforming fixed rate)	90,325	91,132
Mortgage loans sold with recourse	578	702
Maximum recourse exposure from mortgage loans sold with recourse liability	282	326
Indemnification, recourse and repurchase reserves	40	79
FHA-insured mortgage loan reserve	—	85

Loan Servicing Activity and Data

	As Of / For The Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
UPB of residential mortgage loans sold from the LHFS portfolio	$15,675	$14,764	$13,400
Pre-tax gains recognized on mortgage loans sold and held for sale	139	148	110
Servicing fees recognized from mortgage loans serviced for others	268	273	275
Approximate weighted average servicing fee on the outstanding balance of residential mortgage loans serviced for others	0.28%	0.29%	0.29%
Weighted average interest rate on mortgage loans serviced for others	4.03	4.12	4.20

Analysis of Activity in Residential MSRs
The following table presents a roll forward of the carrying value of residential MSRs recorded at fair value:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Carrying value, beginning of year	$880	$844	$1,047
Additions	146	156	141
Change in fair value due to changes in valuation inputs or assumptions:
Prepayment speeds	13	91	(219)
Weighted average OAS	10	(52)	—
Servicing costs	2	(25)	(2)
Realization of expected net servicing cash flows, passage of time and other	(136)	(134)	(123)
Carrying value, end of year	$915	$880	$844

Gains (losses) on derivative financial instruments used to mitigate the income statement effect of changes in fair value	$32	$32	$251

Residential MSRs Sensitivity
The sensitivity of the fair value of the residential MSRs to changes in key assumptions is included in the accompanying table:

	December 31, 2016			December 31, 2015
	Range		Weighted Average	Range		Weighted Average
	Min	Max		Min	Max
	(Dollars in millions)
Prepayment speed	7.5%	8.4%	8.1%	8.1%	9.0%	8.7%
Effect on fair value of a 10% increase			$(28)			$(29)
Effect on fair value of a 20% increase			(54)			(56)

OAS	9.8%	10.2%	10.0%	10.3%	10.6%	10.4%
Effect on fair value of a 10% increase			$(33)			$(33)
Effect on fair value of a 20% increase			(64)			(63)

Composition of loans serviced for others:
Fixed-rate residential mortgage loans			99.1%			99.2%
Adjustable-rate residential mortgage loans			0.9			0.8
Total			100.0%			100.0%

Weighted average life (in years)			7.0			6.8

Summary of Commercial Mortgage Banking Activities
The following table summarizes commercial mortgage banking activities for the periods presented:

	December 31,
	2016	2015
	(Dollars in millions)
UPB of CRE mortgages serviced for others	$29,333	$28,163
CRE mortgages serviced for others covered by recourse provisions	4,240	4,198
Maximum recourse exposure from CRE mortgages sold with recourse liability	1,272	1,259
Recorded reserves related to recourse exposure	7	7
Originated CRE mortgages during the year	7,145	7,012
Commercial MSRs at fair value	137	—